INVESTMENTS - Tujia (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
INVESTMENTS
Previously held equity method investment value	¥ 29,730	¥ 33,674
Fair value of preferred shares under available-for-sale	2,856	2,548
Tujia
INVESTMENTS
Previously held equity method investment value	1,000
Initially measured fair value of available-for-sale debt security	500
Fair value of preferred shares under available-for-sale	1,900	¥ 1,500
Deemed disposal loss of available-for-sale debt investment	¥ 400